z ADVISOR CLASS SHARES	May 25, 2001
SUPPLEMENT TO THE April 30, 2001 PROSPECTUS
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
ACCESSOR FUNDS, INC.	ACCESSOR

On May 14, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Symphony Asset Management LLC ("Symphony") as money manager of the Small to Mid Cap Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of SSgA Funds Management, Inc. ("SSgA") as the money manager of the Small to Mid Cap Fund, effective June 1, 2001. The appointment of SSgA will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and SSgA relating to the Small to Mid Cap Fund is substantially similar to that between Accessor Capital, Accessor Funds and Symphony. Specifically, the fees paid to SSgA are based on the same fee schedule as that of Symphony. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Symphony will remain in effect until close of business on May 31, 2001. Beginning June 1, 2001, SSgA will make investment decisions for the assets of the Small to Mid Cap Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Small to Mid Cap Fund's investment program with respect to these assets. SSgA is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Small to Mid Cap Fund's investment objective, policies and limitations.

In connection with the appointment of SSgA as the money manager of the Small to Mid Cap Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 3, the following is added to the Summary - Principal Strategies -- Small to Mid Cap Fund following the Second full paragraph:

Effective June 1, 2001, SSgA Funds Management, Inc. ("SSgA") will serve as the Fund's Money Manager. As the Fund's Money Manager, SSgA will seek to meet the Fund's investment objective by investing primarily in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Fund will maintain an average market capitalization similar to the average market capitalization of the Wilshire 4500 Index, and will attempt to have a roughly similar distribution of stocks by market capitalization as the Wilshire 4500 Index. SSgA will attempt to exceed the performance of the Wilshire 4500 Index over a cycle of five years.

SSgA uses a solid multi-factor stock evaluation model to help them identify the best stocks within each industry. This sophisticated model takes into account transaction costs and the complex risk characteristics of the portfolio relative to the Index.

On page 14, the Annual Fund Operating Expense table and the Expense Example are restated as follows:

	GROWTH	VALUE	SMALL TO MID CAP	INTERNATIONAL EQUITY
Annual Fund Operating Expenses (expenses deducted from Fund assets)
MANAGEMENT FEES(4);	0.65%	0.65%	0.80%	1.10%
DISTRIBUTION AND SERVICE (12b-1) FEE	None	None	None	None
OTHER EXPENSES(5)	0.24	0.24	0.24	0.32
TOTAL ANNUAL FUND OPERATING EXPENSES	0.89	0.89	1.04	1.42

(1) Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Management fees have been restated to reflect the estimated maximum fee to be paid to the current Money Managers during the current fiscal year under their respective contracts.
(5) Other Expenses are restated to reflect estimated other expenses for the current fiscal year.

Expense Example: The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND	ONE YEAR	THREE YEARS	FIVE YEARS	10 YEARS
GROWTH	$91.00	$284.00	$493.00	$1,096.00
VALUE	91.00	284.00	493.00	1,096.00
SMALL TO MID CAP	106.00	331.00	574.00	1,271.00
INTERNATIONAL EQUITY	145.00	449.00	776.00	1,702.00

On page 29, the following is added to the Management, Organization and Capital Structure -- Small to Mid Cap Fund following the fourth full paragraph in that section:

Effective June 1, 2001, SSgA will serve as the Fund's Money Manager.

Money Manager SSgA Funds Management, Inc., Two International Place, Boston, MA 02110

Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.

SSgA earns a management fee calculated and paid quarterly that, for the first five complete calendar quarters of management by SSgA, consists on an annual basis of a fund management fee of 0.20%, paid quarterly, applied to the average daily net assets of the Fund.

Prior to SSgA, Symphony Asset Management LLC was the money manager of the Small to Mid Cap Fund. The former money manager managed the Fund from 1995 until May 31, 2001. Symphony earned a management fee calculated and paid quarterly that consisted of a performance fee. This is the same fee structure that SSgA will earn once it has completed five complete calendar quarters.

Commencing with the sixth complete calendar quarter of management by SSgA, Accessor Funds will pay SSgA based on the schedule below ("Performance Fee") as applied to the average daily net assets of the Fund.

AVERAGE ANNUALIZED PERFORMANCE DIFFERENTIAL VS. BENCHMARK INDEX	ANNUAL PERFORMANCE FEE

> 3.00%	0.42%
> 2.00% and <3.00%	0.35%
> 1.00% and <2.00%	0.30%
> 0.50% and <1.00%	0.25%
> 0.00% and <0.50%	0.20%
> -0.50% and <0.00%	0.15%
> -1.00% and < -0.50%	0.10%
> -1.50% and < -1.00%	0.05%
< -1.50%	0.00%

During the period from the sixth complete calendar quarter through the 13th calendar quarter of SSgA's management of the Small to Mid Cap Fund, the applicable measurement period will be the entire period since the commencement of its management of the Small to Mid Cap Fund with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of SSgA's management of the Small to Mid Cap Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

Under the performance fee formula, SSgA will receive a performance fee if the Small to Mid Cap Fund's performance either exceeds the Wilshire 4500 Index, or trails the Wilshire 4500 Index by no more than 1.50%. Because the performance fee is based on the performance of the Small to Mid Cap Fund relative to its benchmark Index, SSgA may receive a performance fee even if the Small to Mid Cap Fund's and the Index's total returns are negative.

z INVESTOR CLASS SHARES	May 25, 2001
SUPPLEMENT TO THE April 30, 2001 PROSPECTUS
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
ACCESSOR FUNDS, INC.	ACCESSOR

On May 14, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Symphony Asset Management LLC ("Symphony") as money manager of the Small to Mid Cap Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of SSgA Funds Management, Inc. ("SSgA") as the money manager of the Small to Mid Cap Fund, effective June 1, 2001. The appointment of SSgA will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and SSgA relating to the Small to Mid Cap Fund is substantially similar to that between Accessor Capital, Accessor Funds and Symphony. Specifically, the fees paid to SSgA are based on the same fee schedule as that of Symphony. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Symphony will remain in effect until close of business on May 31, 2001. Beginning June 1, 2001, SSgA will make investment decisions for the assets of the Small to Mid Cap Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Small to Mid Cap Fund's investment program with respect to these assets. SSgA is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Small to Mid Cap Fund's investment objective, policies and limitations.

In connection with the appointment of SSgA as the money manager of the Small to Mid Cap Fund, the following language is inserted in the following sections of the Investor Class Prospectus:

On page 3, the following is added to the Summary - Principal Strategies -- Small to Mid Cap Fund following the Second full paragraph:

Effective June 1, 2001, SSgA Funds Management, Inc. ("SSgA") will serve as the Fund's Money Manager. As the Fund's Money Manager, SSgA will seek to meet the Fund's investment objective by investing primarily in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Fund will maintain an average market capitalization similar to the average market capitalization of the Wilshire 4500 Index, and will attempt to have a roughly similar distribution of stocks by market capitalization as the Wilshire 4500 Index. SSgA will attempt to exceed the performance of the Wilshire 4500 Index over a cycle of five years.

SSgA uses a solid multi-factor stock evaluation model to help them identify the best stocks within each industry. This sophisticated model takes into account transaction costs and the complex risk characteristics of the portfolio relative to the Index.

On page 14, the Annual Fund Operating Expense table and the Expense Example are restated as follows:

	GROWTH	VALUE	SMALL TO MID CAP	INTERNATIONAL EQUITY
Annual Fund Operating Expenses (expenses deducted from Fund assets)
MANAGEMENT FEES(4);	0.65%	0.65%	0.80%	1.10%
DISTRIBUTION AND SERVICE (12b-1) FEE	0.25	0.25	0.25	0.25
OTHER EXPENSES(5)	0.24	0.24	0.24	0.32
ADMINISTRATIVE SERVICES FEE(6)	0.25	0.25	0.25	0.25
TOTAL OTHER EXPENSES	0.49	0.49	0.49	0.57
TOTAL ANNUAL FUND OPERATING EXPENSES	1.39	1.39	1.54	1.92

(1) Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Management fees have been restated to reflect the estimated maximum fee to be paid to the current Money Managers during the current fiscal year under their respective contracts.
(5) Other Expenses are restated to reflect estimated other expenses for the current fiscal year.
(6) Pursuant to an Administrative Services Plan, Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor Funds up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.

Expense Example: The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND	ONE YEAR	THREE YEARS	FIVE YEARS	10 YEARS
GROWTH	$142.00	$440.00	$761.00	$1,669.00
VALUE	142.00	440.00	761.00	1,669.00
SMALL TO MID CAP	157.00	486.00	839.00	1,834.00
INTERNATIONAL EQUITY	195.00	603.00	1,037.00	2,243.00

On page 29, the following is added to the Management, Organization and Capital Structure -- Small to Mid Cap Fund following the fourth full paragraph in that section:

Effective June 1, 2001, SSgA will serve as the Fund's Money Manager.

Money Manager SSgA Funds Management, Inc., Two International Place, Boston, MA 02110

Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.

SSgA earns a management fee calculated and paid quarterly that, for the first five complete calendar quarters of management by SSgA, consists on an annual basis of a fund management fee of 0.20%, paid quarterly, applied to the average daily net assets of the Fund.

Prior to SSgA, Symphony Asset Management LLC was the money manager of the Small to Mid Cap Fund. The former money manager managed the Fund from 1995 until May 31, 2001. Symphony earned a management fee calculated and paid quarterly that consisted of a performance fee. This is the same fee structure that SSgA will earn once it has completed five complete calendar quarters.

Commencing with the sixth complete calendar quarter of management by SSgA, Accessor Funds will pay SSgA based on the schedule below ("Performance Fee") as applied to the average daily net assets of the Fund.

AVERAGE ANNUALIZED PERFORMANCE DIFFERENTIAL VS. BENCHMARK INDEX	ANNUAL PERFORMANCE FEE

> 3.00%	0.42%
> 2.00% and <3.00%	0.35%
> 1.00% and <2.00%	0.30%
> 0.50% and <1.00%	0.25%
> 0.00% and <0.50%	0.20%
> -0.50% and <0.00%	0.15%
> -1.00% and < -0.50%	0.10%
> -1.50% and < -1.00%	0.05%
< -1.50%	0.00%

During the period from the sixth complete calendar quarter through the 13th calendar quarter of SSgA's management of the Small to Mid Cap Fund, the applicable measurement period will be the entire period since the commencement of its management of the Small to Mid Cap Fund with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of SSgA's management of the Small to Mid Cap Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

Under the performance fee formula, SSgA will receive a performance fee if the Small to Mid Cap Fund's performance either exceeds the Wilshire 4500 Index, or trails the Wilshire 4500 Index by no more than 1.50%. Because the performance fee is based on the performance of the Small to Mid Cap Fund relative to its benchmark Index, SSgA may receive a performance fee even if the Small to Mid Cap Fund's and the Index's total returns are negative.

z Accessor Allocation Funds ADVISOR CLASS SHARES	May 25, 2001
SUPPLEMENT TO THE April 30, 2001 PROSPECTUS
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
ACCESSOR FUNDS, INC.	ACCESSOR

On May 14, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Symphony Asset Management LLC ("Symphony") as money manager of the Small to Mid Cap Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of SSgA Funds Management, Inc. ("SSgA") as the money manager of the Small to Mid Cap Fund, effective June 1, 2001. The appointment of SSgA will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and SSgA relating to the Small to Mid Cap Fund is substantially similar to that between Accessor Capital, Accessor Funds and Symphony. Specifically, the fees paid to SSgA are based on the same fee schedule as that of Symphony. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Symphony will remain in effect until close of business on May 31, 2001. Beginning June 1, 2001, SSgA will make investment decisions for the assets of the Small to Mid Cap Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Small to Mid Cap Fund's investment program with respect to these assets. SSgA is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Small to Mid Cap Fund's investment objective, policies and limitations.

In connection with the appointment of SSgA as the money manager of the Small to Mid Cap Fund, the following language is inserted in the following sections of the Accessor Allocation Funds Advisor Class Prospectus:

On Page 5, the following paragraphs concerning the estimated average weighted expense ratios for Advisor Class Shares of each Fund are replaced in their entirety:

The following table provides a range of estimated average weighted expense ratios for Advisor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

ACCESSOR ALLOCATION FUND

INCOME ALLOCATION	0.70% - 0.80%
INCOME & GROWTH ALLOCATION	0.83% - 0.93%
BALANCED ALLOCATION	0.91% - 1.01%

On page 6, the following paragraphs concerning the estimated average weighted expense ratios for Advisor Class Shares of each Fund are replaced in their entirety:

The following table provides a range of estimated average weighted expense ratios for Advisor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

ACCESSOR ALLOCATION FUND

GROWTH & INCOME ALLOCATION	0.97% - 1.07%
GROWTH ALLOCATION	1.05% - 1.15%
AGGRESSIVE GROWTH ALLOCATION	1.09% - 1.19%

On page 7, the expense example is changed as follows:

ACCESSOR ALLOCATION FUND	ONE YEAR	THREE YEARS
INCOME ALLOCATION	$76.00	$239.00
INCOME & GROWTH ALLOCATION	89.00	279.00
BALANCED ALLOCATION	98.00	307.00
GROWTH & INCOME ALLOCATION	104.00	324.00
GROWTH ALLOCATION	112.00	348.00
AGGRESSIVE GROWTH ALLOCATION	117.00	364.00

On page 13, in Description of Underlying Funds - Small to Mid Cap Fund section, the second paragraph is replaced in its entirety as follows:

The Fund invests at least 65% of its total assets in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Money Manager, SSgA Funds Management, Inc., uses solid multi-factor stock evaluation model to help them identify the best stocks within each industry. Their sophisticated model takes into account transaction costs and the complex risk characteristics of the portfolio relative to the Wilshire 4500 Index.

On page 21, Management, Organization and Capital Structure, the description of the money manager for the underlying Small to Mid Cap Fund is replaced as follows:

SSgA Funds Management, Inc., Two International Place, Boston, MA 02110
Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.

z Accessor Allocation Funds INVESTOR CLASS SHARES	May 25, 2001
SUPPLEMENT TO THE April 30, 2001 PROSPECTUS
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
ACCESSOR FUNDS, INC.	ACCESSOR

On May 14, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Symphony Asset Management LLC ("Symphony") as money manager of the Small to Mid Cap Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of SSgA Funds Management, Inc. ("SSgA") as the money manager of the Small to Mid Cap Fund, effective June 1, 2001. The appointment of SSgA will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and SSgA relating to the Small to Mid Cap Fund is substantially similar to that between Accessor Capital, Accessor Funds and Symphony. Specifically, the fees paid to SSgA are based on the same fee schedule as that of Symphony. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Symphony will remain in effect until close of business on May 31, 2001. Beginning June 1, 2001, SSgA will make investment decisions for the assets of the Small to Mid Cap Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Small to Mid Cap Fund's investment program with respect to these assets. SSgA is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Small to Mid Cap Fund's investment objective, policies and limitations.

In connection with the appointment of SSgA as the money manager of the Small to Mid Cap Fund, the following language is inserted in the following sections of the Accessor Allocation Funds Investor Class Prospectus:

On Page 5, the following paragraphs concerning the estimated average weighted expense ratios for Investor Class Shares of each Fund are replaced in their entirety:

The following table provides a range of estimated average weighted expense ratios for Investor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

ACCESSOR ALLOCATION FUND

INCOME ALLOCATION	1.20% - 1.30%
INCOME & GROWTH ALLOCATION	1.33% - 1.43%
BALANCED ALLOCATION	1.41% - 1.51%

On page 6, the following paragraphs concerning the estimated average weighted expense ratios for Investor Class Shares of each Fund are replaced in their entirety:

The following table provides a range of estimated average weighted expense ratios for Investor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

ACCESSOR ALLOCATION FUND

GROWTH & INCOME ALLOCATION	1.47% - 1.57%
GROWTH ALLOCATION	1.55% - 1.65%
AGGRESSIVE GROWTH ALLOCATION	1.59% - 1.69%

On page 7, the expense example is changed as follows:

ACCESSOR ALLOCATION FUND	ONE YEAR	THREE YEARS
INCOME ALLOCATION	$127.00	$396.00
INCOME & GROWTH ALLOCATION	140.00	435.00
BALANCED ALLOCATION	149.00	463.00
GROWTH & INCOME ALLOCATION	154.00	480.00
GROWTH ALLOCATION	162.00	503.00
AGGRESSIVE GROWTH ALLOCATION	167.00	519.00

On page 13, in Description of Underlying Funds - Small to Mid Cap Fund section, the second paragraph is replaced in its entirety as follows:

The Fund invests at least 65% of its total assets in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Money Manager, SSgA Funds Management, Inc., uses solid multi-factor stock evaluation model to help them identify the best stocks within each industry. Their sophisticated model takes into account transaction costs and the complex risk characteristics of the portfolio relative to the Wilshire 4500 Index.

On page 21, Management, Organization and Capital Structure, the description of the money manager for the underlying Small to Mid Cap Fund is replaced as follows:

SSgA Funds Management, Inc., Two International Place, Boston, MA 02110
Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.

ACCESSOR®FUNDS, INC.
1420 Fifth Avenue, Suite 3600
Seattle, WA 98101
(206) 224-7420/(800) 759-3504

Supplement dated May 25, 2001 to
Statement of Additional Information
Dated April 30, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

On May 14, 2001, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Symphony Asset Management LLC ("Symphony") as money manager of the Small to Mid Cap Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of SSgA Funds Management, Inc. ("SSgA") as the money manager of the Small to Mid Cap Fund, effective June 1, 2001. The appointment of SSgA will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and SSgA relating to the Small to Mid Cap Fund is substantially similar to that between Accessor Capital, Accessor Funds and Symphony. Specifically, the fees paid to SSgA are based on the same fee schedule as that of Symphony. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Symphony will remain in effect until close of business May 31, 2001. Beginning June 1, 2001, SSgA will make investment decisions for the assets of the Small to Mid Cap Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Small to Mid Cap Fund's investment program with respect to these assets. SSgA is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Small to Mid Cap Fund's investment objective, policies and limitations.

In connection with the appointment of SSgA as the money manager of the Small to Mid Cap Fund, the following language is inserted in the following sections of the Statement of Additional Information:

On page 33, the following is added to the end of the third complete paragraph:

A new Money Manager Agreement for the Small to Mid Cap Fund was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on May 14, 2001, in connection with the change of Money Manager to SSgA Funds Management, Inc.

On pages 34-35, the following is added to the SAI in the section Investment Advisory and other Services - Money Managers following the paragraph entitled "Symphony":

Effective June 1, 2001, SSgA Funds Management, Inc. ("SSgA") will serve as Money Manager for the Small to Mid Cap Fund. SSgA is a recently created subsidiary of State Street Corporation and is registered as an investment adviser with the Securities and Exchange Commission. SSgA is one of the State Street Global Advisors companies. State Street Global Advisors comprises all of the investment management activities of State Street Corporation and its affiliates. SSgA utilizes the services of employees who are also employees of State Street Global Advisors. SSgA expects to maintain a well-diversified portfolio of stocks in the Small to Mid Cap Fund, holding market representation in all major economic sectors. SSgA uses a disciplined, structured investment process to identify stocks that have a higher probability of outperforming peer companies. These stocks tend to have strong earnings value and trade at reasonable multiples as compared to their peers. Once the highest ranked stocks are identified, SSgA builds portfolios that resemble the benchmark in terms of major risk components like industry and sector weight and market capitalization. As of May 15, 2001, SSgA manages approximately $50 billion in assets. As of March 31, 2001, the State Street Global Advisors companies manage approximately $720.5 billion in assets.

On Page 37, the following paragraph is added to the end of the second paragraph in the section Investment Advisory and other Services - Money Manager Fees:

Effective June 1, 2001, SSgA will serve as the Money Manager of Small to Mid Cap Fund. For the first five complete calendar quarters of management of the Account by the Money Manager, Accessor Funds will pay the Money Manager on a quarterly basis at the following annual fund management fee of 0.20% applied to the average daily net assets of the Account.